Financial Instruments	6 Months Ended
Jun. 30, 2011
Financial Instruments
Financial Instruments

8. Financial instruments:

Cash and cash equivalents, receivables and restricted cash: Carrying amounts approximate fair value based on the short-term maturity of those instruments. Cash equivalents are those instruments that have original maturities of 90 days or less.

Non-current liabilities: See Notes 8, 9, 10, 11 and 12 for details on non-current liabilities.

Derivatives: As of June 30, 2011 the Company has the following gold derivatives outstanding:

	US$	Expiry Date				US$
Derivative Contracts	Strike Price	2011	2012	2013	Total	Fair Value
Gold Bond Forwards - Ozs	$ 1,113	1,629	3,257	3,257	8,143	$ 2,752,100
Embedded derivative (Note 12)

The Company has recorded a $2.8 million and $2.5 million derivative liability on its open derivative positions as of June 30, 2011 and December 31, 2010.

	Three months ended		Six months ended
	2011	2010	2011	2010
Realized (loss) on derivative	$ (345,600)	$ (107,600)	$ (595,600)	$ (107,600)
Unrealized (loss) on derivative	$ (187,700)	$ (1,348,300)	$ (220,500)	$ (1,313,000)

The June 30, 2011 fair values of the outstanding derivatives were determined using the following weighted average assumptions:

	US$	Discount	Remaining	Forward
Hedging Contract	Strike Price	Rate	Life (Years)	Rate
Gold bond forwards	$ 1,113	12%	1.4	0.7%

Gold Price - end of period	$ 1,506

The Company's open hedge positions as of June 30, 2011, consist solely of the gold participating bonds ("Gold Bonds"). The Gold Bonds will be repaid by delivering 8,143 remaining ounces of gold on a quarterly basis over the remaining 2.5 years expiring on December 31, 2013. The remaining gold forward sales position related to the Gold Bonds expire quarterly from September 30, 2011 to December 31, 2013 at a rate of 814 ounces per quarter. The Company believes that these outstanding contracts will be settled in the normal course of business. The Company's policy is to not hedge more than 50 percent of the projected production and retain a 25 percent production reserve tail. At June 30, 2011, the outstanding hedge position covers less than 10 percent of the annual forward-looking gold production from the Briggs Mine.

Under the terms of the gold bond forwards (embedded derivative contracts) in the gold bond agreements, Atna will deliver the value of 814 ounces of gold each quarter on the contractual delivery date, which will be used to purchase shares of a gold exchange traded fund ("ETF") for each bond holder's account and 6.25 percent of the original face value of the Gold Bonds will be redeemed. The fair value of the gold bond forwards are determined using observable market inputs of similar contracts and discounted using the Company's unsecured market interest rate of 12 percent.

The fair market value in the table above was estimated based on the gold price per ounce from the London PM Fix on June 30, 2011 of $1,506. The net change in the fair value of the hedge position will be positive to the Company when gold prices fall and will be negative when gold prices rise relative to the gold price on the date of the previous fair value calculation.